Disclosure of detailed information about trade and other receivables (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Statement [Line Items]
Accounts And Other Receivables Disclosure Of Detailed Information About Trade And Other Receivables 1	$ 347,694
Accounts And Other Receivables Disclosure Of Detailed Information About Trade And Other Receivables 2	179,569
Accounts And Other Receivables Disclosure Of Detailed Information About Trade And Other Receivables 3	61,002
Accounts And Other Receivables Disclosure Of Detailed Information About Trade And Other Receivables 4	61,002
Accounts And Other Receivables Disclosure Of Detailed Information About Trade And Other Receivables 5	25,856
Accounts And Other Receivables Disclosure Of Detailed Information About Trade And Other Receivables 6	460,675
Accounts And Other Receivables Disclosure Of Detailed Information About Trade And Other Receivables 7	0
Accounts And Other Receivables Disclosure Of Detailed Information About Trade And Other Receivables 8	671,350
Accounts And Other Receivables Disclosure Of Detailed Information About Trade And Other Receivables 9	434,552
Accounts And Other Receivables Disclosure Of Detailed Information About Trade And Other Receivables 10	1,372,596
Accounts And Other Receivables Disclosure Of Detailed Information About Trade And Other Receivables 11	77,104
Accounts And Other Receivables Disclosure Of Detailed Information About Trade And Other Receivables 12	67,976
Accounts And Other Receivables Disclosure Of Detailed Information About Trade And Other Receivables 13	511,656
Accounts And Other Receivables Disclosure Of Detailed Information About Trade And Other Receivables 14	$ 1,440,572